Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. The Fund's prospectus and statement of additional information are incorporated by reference into this Summary Prospectus. You can find the Fund's prospectus, statement of additional information, reports to shareholders, and other information about the Fund online at www.FormidableFunds.com. You can also get this information at no cost by calling (833) 600-5704 or by sending an email request to mail@ccofva.com.

This summary prospectus describes Formidable ETF. Formidable ETF is authorized to offer one class of shares by this summary prospectus.

Fund	Ticker	Principal U.S. Listing Exchange
Formidable ETF	FORH	NYSE Arca

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Formidable ETF

SUMMARY
PROSPECTUS

July 31, 2024

SUMMARY PROSPECTUS | JULY 31, 2024

FORMIDABLE ETF

Investment Objective

Formidable ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	1.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	1.19%

(1)Under the Investment Advisory Agreement, Formidable Asset Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years	5 Years	10 Years
Formidable ETF	$121	$378	$654	$1,443

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 50.63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to meet its investment objective by investing primarily in equity securities, including common stocks, preferred stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”) and real estate investment trusts (“REITs”). The Fund invests predominantly in common stocks. The Fund’s investments are the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC (formerly, Toroso Investments, LLC) (the “Sub-Adviser”).

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that combines top-down and bottom-up research and analysis. The top-down portion of the investment process seeks to identify attractive investment themes and market inefficiencies. The bottom-up portion of the process is used to make buy and sell decisions for equity securities. Both quantitative and fundamental analysis are used by the Adviser, along with valuation and technical considerations.

The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its general investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser also evaluates market segments, products, services and business models positioned to benefit significantly from innovations in commerce relative to broad securities markets, and seeks to identify the primary beneficiaries of new trends or developments in commerce to select investments for the Fund.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or

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emerging markets. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Adviser may at times use derivatives to enhance Fund returns, produce income, and/or hedge risks associated with the Fund’s other portfolio investments. The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; (iii) volatility-linked exchange-traded notes (“ETNs”); and (iv) and FLexible EXchange® Options (“FLEX Options”) which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund may write covered call options to generate income, particularly in cases in which a holding has elevated implied volatility or is nearing a target price set by the portfolio managers as a potential exit point. In writing covered call options, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). This strategy generates income and helps to offset the cost of the Fund’s hedging strategy. The hedging component of the options overlay attempts to limit drawdowns during market declines, typically by owning either puts or put spreads on other exchange-traded fund(s) that tend to be inversely correlated with the Fund; the Fund typically uses puts on HYG (iShares iBoxx High Yield Corporate Bond Index) and IWM (iShares Russell 2000 ETF).

The Fund will “cover” the position by continuing to own the security on which the option was written until the option expires, is exercised, or is repurchased. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

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Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include preferred securities, rights and warrants.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions

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FORMIDABLE ETF

or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives may magnify losses for the Fund.

If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Fund. The Fund has adopted policies and procedures pursuant to Rule 18f-4 under the Investment Company Act of 1940 relating to the use of derivatives.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above

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the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

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Investment Strategy Risk. The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

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FORMIDABLE ETF

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year tro year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free (833) 600-5704.

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FORMIDABLE ETF

Annual Total Returns (calendar years ended 12/31)

FORMIDABLE ETF
CALENDAR YEAR TOTAL RETURN
1.00%
0.00%
-1.00%
-2.00%
-3.00%
0.75%
-2.24%
2022
2023

For the period January 1, 2024 through June 30, 2024, the total return for the Fund was -1.84%.

During the periods shown, the highest quarterly return was 5.74% (quarter ended 3/31/2022) and the lowest quarterly return was -9.37% (quarter ended 6/30/2022).

Average Annual Returns for Periods Ended December 31, 2023

	One Year	Since Inception(1)
Return Before Taxes	0.75%	-0.85%
Return After-Taxes on Distributions	-0.79%	-1.95%
Return After-Taxes on Distributions and Sale of Fund Shares	0.44%	-1.04%
S&P 500 Index(2) (reflects no deduction for fees, expenses or taxes)	26.29%	6.44%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	16.44%	1.87%

(1)The Fund commenced operations on April 29, 2021.

(2)In connection with the newly adopted SEC regulations applicable to the Fund, the S&P 500 Index is the Fund’s new broad-based securities market index. The Fund will continue to show the performance of the S&P MidCap 400 Index, the Fund’s previous broad-based securities market index.

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FORMIDABLE ETF

Investment Adviser and Sub-Adviser

Formidable Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Tidal Investments, LLC (the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Managers

Adviser’s Portfolio Manager: Will Brown, Chief Executive Officer and Managing Partner of the Adviser, has served as the Fund’s portfolio manager since its inception.

Adviser’s Portfolio Manager: Adam Eagleston, CFA, Chief Investment Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Sub-Adviser’s Portfolio Manager: Michael Venuto, Co-Founder and Chief Investment Officer of the Sub-Adviser, has served as the Fund’s portfolio manager since its inception.

Sub-Adviser’s Portfolio Manager: Charles A. Ragauss, CFA, Portfolio Manager and Head of Trading of the Sub-Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 Shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual Shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual Shares of the Fund throughout the trading day like any publicly traded security. The Fund’s Shares are listed on the Exchange. The price of the Fund’s Shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s Shares are not redeemable securities.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.